ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, gross	$ 13,596	$ 11,184
Less: Allowance for doubtful accounts	(3,815)	(1,727)	$ (4,458)	$ (1,433)
Accounts receivable, net	$ 9,781	$ 9,457